Segment Information - Schedule of Key Financial Information (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Financial Information [Line Items]
Total revenue		$ 919	$ 915
Adjusted EBITDA		515	538
CAPEX excl licenses and ROU	[1]	221	155
Kyivstar [Member]
Schedule of Key Financial Information [Line Items]
Total revenue		919	915
Adjusted EBITDA		515	538
CAPEX excl licenses and ROU	[1]	$ 221	$ 155

[1]	this includes capital expenditures on property, plant and equipment of US$237 (2023: US$207), intangible assets of US$94 (2023: US$50) after deducting additions in licenses of US$35 (2023: US$nil) and right-of-use assets of US$75 (2023: US$102).